Segment Information (Details) - Schedule of financial information for company's reporting segments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenue and other income	$ 77,219	$ 5,127	$ 134,116	$ 6,781
Equity investment income, net	2,693		4,122		$ 5,653
Net income (loss)	32,624	(7,930)	(548)	(10,429)	(19,278)
Interest expense	3,712	13	6,366	19	4,797	20
Depreciation, amortization and accretion	13,730	886	26,219	935	16,025	137
Income tax expense	129		129
EBITDA	50,195	(7,031)	32,166	(9,475)	(10,099)	(2,079)
June 30, 2022
Goodwill	29,835		29,835		29,211	2,754
RNG [Member]
Segment Reporting Information [Line Items]
Total revenue and other income	58,781	822	97,620	822
Equity investment income, net	2,506		3,544		5,042
Net income (loss)	11,050	(476)	24,426	(1,566)
Interest expense	1,468	13	1,995	19	490
Depreciation, amortization and accretion	10,966	202	20,073	215	10,029	3
Income tax expense
EBITDA	23,484	(261)	46,494	(1,332)	27,881	(1,122)
June 30, 2022
Goodwill	29,835		29,835		29,211	2,754
Power [Member]
Segment Reporting Information [Line Items]
Total revenue and other income	16,458	2,237	34,718	2,237
Equity investment income, net	187		578		641
Net income (loss)	1,629	(1,830)	3,274	(1,830)
Interest expense
Depreciation, amortization and accretion	2,573	630	5,731	630	5,718
Income tax expense
EBITDA	4,202	(1,200)	9,005	(1,200)	4,226	(11)
June 30, 2022
Goodwill
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total revenue and other income	1,980	2,068	1,778	3,722
Equity investment income, net					(30)
Net income (loss)	19,945	(5,624)	(28,248)	(7,033)
Interest expense	2,244		4,371		4,307	20
Depreciation, amortization and accretion	191	54	415	90	278	134
Income tax expense	129		129
EBITDA	22,509	(5,570)	(23,333)	(6,943)	(42,206)	(946)
June 30, 2022
Goodwill
Revenue [Member]
Segment Reporting Information [Line Items]
Total revenue and other income	77,219	5,127	134,116	6,781
Revenue [Member] | RNG [Member]
Segment Reporting Information [Line Items]
Total revenue and other income	58,781	822	97,620	822
Revenue [Member] | Power [Member]
Segment Reporting Information [Line Items]
Total revenue and other income	15,092	2,237	31,941	2,237
Revenue [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total revenue and other income	3,346	2,068	4,555	3,722
Intersegment revenue [Member]
Segment Reporting Information [Line Items]
Total revenue and other income
Intersegment revenue [Member] | RNG [Member]
Segment Reporting Information [Line Items]
Total revenue and other income
Intersegment revenue [Member] | Power [Member]
Segment Reporting Information [Line Items]
Total revenue and other income	1,366		2,777
Intersegment revenue [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total revenue and other income	$ (1,366)		$ (2,777)